THE ADVISORS' INNER CIRCLE FUND

                           FMA SMALL COMPANY PORTFOLIO

                        SUPPLEMENT DATED OCTOBER 25, 2006
        TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MARCH 1, 2006


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

At Special Meetings of Shareholders held on September 12, 2006 and October 24, 2006, shareholders of the FMA Small Company Portfolio (the "Fund") were asked to approve a new investment advisory agreement between The Advisors' Inner Circle Fund, on behalf of the Fund, and Fiduciary Management Associates, LLC (the "Adviser") due to a change in ownership of the Adviser.

THE SPECIAL MEETINGS OF SHAREHOLDERS HAVE BEEN ADJOURNED AND WILL RECONVENE AT 1:00 P.M. ON DECEMBER 19, 2006 AT THE OFFICES OF SEI INVESTMENTS, ONE FREEDOM VALLEY DRIVE, OAKS, PA 19456.






               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.